Related parties	12 Months Ended
Dec. 31, 2017
Related parties
29 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2017, 2016 and 2015, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. Unless otherwise noted, all loans to members of the Executive Board were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees. These loans did not involve more than the normal risk of collectability or present other unfavorable features. The highest loan outstanding to an Executive Board member was CHF 7 million to Thomas Gottstein as of December 31, 2017.
Members of the Board of Directors with loans, including the Chairman of the Board of Directors, do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Unless otherwise noted, all loans to members of the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. Such loans did not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2017		2016	2015
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	25	[1]	26	5
Additions	3		6	21
Reductions	(2)		(7)	0
Balance at end of period	26	[1]	25	26
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	10	[2]	8	16
Additions	1		3	1
Reductions	0		(1)	(9)
Balance at end of period	11	[2]	10	8
1 The number of individuals with outstanding loans at the beginning and the end of the year was eight.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 39 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2017	2016	2015
Loans to equity method investees (CHF million)
Balance at beginning of period	173	135	13
Net borrowings/(repayments)	0	38	122
Balance at end of period	173	173	135
Other related party transactions
Tier 1 capital instruments
Beginning in February 2011, the Group entered into agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products. The agreements were amended in 2012 and 2013 and, as a result, QIA and The Olayan Group agreed to purchase new tier 1 high-trigger capital instruments (new Tier 1 Capital Notes) in exchange for their holdings of previously issued notes.
The following new Tier 1 Capital Notes were outstanding as of December 31, 2017:
– USD 1.725 billion 9.5%, held by an affiliate of The Olayan Group;
– USD 1.72 billion 9.5%, held by an affiliate of QIA; and
– CHF 2.5 billion 9.0%, held by an affiliate of QIA.
Under their terms, the new Tier 1 Capital Notes will be converted into Group ordinary shares if the Group’s reported CET1 ratio, as determined under >>>Basel Committee on Banking Supervision regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless >>>FINMA, at the Group’s request, has agreed on or prior to the publication of the Group’s quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The new Tier 1 Capital Notes will also be converted if FINMA determines that conversion is necessary, or that the Group requires public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group’s debts, or other similar circumstances. In addition, conversion of the new Tier 1 Capital Notes issued to the entities affiliated with The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group’s reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group’s ordinary shares over a five-day period preceding the notice of conversion. The new Tier 1 Capital Notes are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest, which is payable on the USD 1.725 billion and the USD 1.72 billion new Tier 1 Capital Notes at a fixed rate of 9.5% and on the CHF 2.5 billion new Tier 1 Capital Notes at a fixed rate of 9.0%, will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative.
At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group’s then Board of Directors members Jassim Bin Hamad J.J. Al Thani and Aziz R.D. Syriani for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the notes issued and held by QIA and The Olayan Group, were fair. As of April 26, 2013 and April 28, 2017, respectively, Mr. Syriani and Mr. Bin Hamad J.J. Al Thani retired from the Board of Directors and no other person affiliated with The Olayan Group or with QIA has been elected as a member of the Board of Directors.
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2017 and 2016 of CHF 336 million and CHF 521 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets. Certain unconsolidated SPEs wholly owned by the Group had liabilities to the pension plans of the Group with a notional value of CHF 53 million as of December 31, 2016.

Bank
Related parties
28 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 29 – Related parties” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2017	2016
Assets (CHF million)
Net loans	4,100	2,995
Other assets	208	44
Total assets	4,308	3,039
Liabilities (CHF million)
Due to banks/customer deposits	1,141	1,391
Short-term borrowings	489	0
Long-term debt	15,612	4,263
Other liabilities	851	244
Total liabilities	18,093	5,898
Related party revenues and expenses
in	2017	2016	2015
Revenues (CHF million)
Interest and dividend income	2	(2)	0
Interest expense	(574)	(280)	(276)
Net interest income	(572)	(282)	(276)
Commissions and fees	46	41	0
Other revenues	67	119	121
Net revenues	(459)	(122)	(155)
Expenses (CHF million)
Total operating expenses	320	152	201
Related party guarantees
end of	2017	2016
Guarantees (CHF million)
Credit guarantees and similar instruments	4	1
Other guarantees	0	34
Total guarantees	4	35
Executive Board and Board of Directors loans
	2017		2016	2015
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	25	[1]	26	5
Additions	3		6	21
Reductions	(2)		(7)	0
Balance at end of period	26	[1]	25	26
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	10	[2]	8	16
Additions	1		3	1
Reductions	0		(1)	(9)
Balance at end of period	11	[2]	10	8
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2017 and 2016 of CHF 336 million and CHF 521 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.